ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	As of December 31,
	2011	2012
Accounts receivable	$31,875	$40,506
Less: allowance for doubtful accounts	(845)	(2,223)

Accounts receivable, net	$31,030	$38,283

Movement of Allowance for Doubtful Accounts

Movement of allowance for doubtful accounts is as follows:

	Balance at beginning of the year	Charge to expenses	Deductions	Balance at end of the year
2011	$758	$87	$—	$845
2012	$845	$1,378	$—	$2,223